Other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 1,084	£ 899
Intangible assets other than goodwill, ending balance	1,295	1,084
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,084
Intangible assets other than goodwill, ending balance	£ 1,295	1,084
US ERP System
Disclosure of detailed information about intangible assets [line items]
Amortisation periods for intangible assets	3 years
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 116
Intangible assets other than goodwill, ending balance	69	116
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	2,168	1,797
Exchange adjustments	63	70
Additions	352	306
Disposals	0	(15)
Reclassifications	0	10
Intangible assets other than goodwill, ending balance	2,583	2,168
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(1,084)	(898)
Exchange adjustments	(28)	(26)
Disposals	0	15
Amortisation charge for the year	(176)	(175)
Intangible assets other than goodwill, ending balance	£ (1,288)	£ (1,084)
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Amortisation periods for intangible assets	1 year
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Amortisation periods for intangible assets	10 years